28. Other Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	R$ 309,024	R$ 194,254
Other accounts payable, current	192,070	121,405
Other accounts payable, noncurrent	116,954	72,849
Customers
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	70,713	33,380
Obligations to customers in gas sales operations
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	55,048	33,221
Investment acquisition
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	32,200	12,307
Public lighting rate collected
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	28,337	24,101
Aneel Order No. 084/2017 provision
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	24,314	22,132
Financial offset for the use of water resources
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	20,820	21,467
Fair value in the purchase and sale of power in the active market
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	11,007	0
Pledges in guarantee
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	10,026	8,837
Reimbursements to customer contributions
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	5,036	5,481
Other liabilities
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	R$ 51,523	R$ 33,328